Investment Strategy - Anfield Enhanced Market ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in equity securities represented in, or instruments related or linked to, the S&P 500 Total Return Index (“S&P 500 Index”). The Fund may invest in various types of U.S. broad equity market linked derivatives including, but not limited to, long and short positions in futures, options, swaps, combinations of long and short standardized call and put options contracts on the S&P 500 Index or directly in equity securities of companies listed on, or indirectly in open-end investment companies tracking, the Rusell 1000 Index (which includes those companies contained in the S&P 500 Index) and fixed income securities, including U.S. Government-issued and corporate debt instruments. While the Fund will be primarily invested, directly or indirectly, in large capitalization companies, the Fund may also invest in medium capitalization companies. Under normal circumstances, the Fund’s overall investment strategy will generally be comprised of assets that will largely track the total return of the S&P 500 Index through (i) the use of index derivative instruments, (ii) a collateral portfolio comprised of short to intermediate maturity, investment grade quality fixed income instruments, and (i) an actively managed portfolio of individual stocks selected from the Russell 1000 Index.

The Fund may also purchase standard call options on the S&P 500 Index and may purchase standard call options on other U.S Large Cap market indices. A call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price as of the valuation date of the option. The amount of call options that the Fund purchases depends on many market factors including but not limited to the volatility of the broad stock market and the S&P 500 Index or other U.S. Large Cap equity index and the interest rate environment which determines how much income can be earned on the Fund’s collateral portfolio.

The Fund expects that, under normal circumstances, generally between 10% to 25% of the Fund’s net assets will be invested in securities tied to the Russell 1000 Index. As a result, the amount of assets invested in securities tied to a U.S. Large Cap equity index other than S&P 500 Index could be as much as 125% at any time, although such assets may be included in both the S&P 500 Index and the Russell 1000 Index. The Fund’s portfolio will generally be invested in the sectors that make up the S&P 500 Index, although additional positions may be included in the Fund’s securities. As of the date of this Prospectus, the S&P 500 Index, and therefore the Fund, will have significant exposure to the information technology sector.

The Fund uses derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund does not utilize hedging strategies and seeks to remain invested in the S&P 500 Index derivatives even when the S&P 500 Index is declining in value. The Fund typically will seek to gain long exposure to the S&P 500 Index in an amount, under normal circumstances, approximately equal to the notional amount of the Fund’s net assets. However, index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly. The Fund’s remaining assets that are not invested in derivatives or directly in equity securities, commonly referred to as the “collateral” of the Fund, support the derivatives exposures described above. This collateral is actively managed and primarily invested in liquid short-to-intermediate term debt securities and instruments (rated B3/B- or better at purchase), including U.S. Treasury and Government Agency securities, commercial paper, corporate bonds, Agency and Non-Agency MBS, and structured debt such as collateralized loan obligations. The portion of the Fund’s portfolio invested in such fixed income and debt instruments will be over and above any required margin collateral on the Fund’s derivative investments. If sufficient fixed income and debt instruments are not available for investment, the Fund expects to invest the collateral in exchange-traded funds until such instruments become available to the Fund for investment.

The Adviser also may elect to use a portion of Fund assets over and above the net amount required for derivatives margin requirements and any net proceeds from the purchase and sale of derivatives, to purchase equity securities issued by companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. The Fund will use a quantitative, momentum-based methodology in selecting such individual positions. The strategy uses a multiple of price-based indicators to rank stocks based on their short- and longer-term trading history.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The S&P 500 Index

The S&P 500 Index is a large-cap, market-weighted, U.S. equities index that tracks the price (excluding dividends) of the leading companies that reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. As of May 31, 2025, the S&P 500 Index was comprised of 504 constituent securities, representing 500 companies, with a market capitalization range of between $0.15 billion and $3.42 trillion, and a mean market cap of $104.4 billion (source: S&P Down Jones Indices).